Nature of operations	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of operations
Nature of operations
Forum Energy Technologies, Inc. (the "Company"), a Delaware corporation, is a global oilfield products company, serving the subsea, drilling, completion, production and infrastructure sectors of the oil and natural gas industry. The Company designs, manufactures and distributes products, and engages in aftermarket services, parts supply and related services that complement the Company’s product offering.